Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

The components of loss before income taxes are as follows:

	Year ended March 31,
	2011	2012	2013
Hong Kong	$(3)	$(2)	$(2)
China	(7,729)	(977)	(1,661)
	$(7,732)	$(979)	$(1,663)

Under the current BVI law, the Company's income is not subject to taxation. Subsidiaries operating in Hong Kong and China are subject to income taxes as described below, and the subsidiaries operating in Macao are exempted from income taxes. Under the current Samoa Law, subsidiary incorporated in Samoa is not subject to profit tax as it has no business operations in Samoa.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% (2011:16.5%, 2012:16.5%) to the estimated taxable income arising in or derived from Hong Kong, if applicable.

Prior to January 1, 2008, enterprise income tax in China was generally charged at 33%, in which 30% is for national tax and 3% is for local tax, of the assessable profit. For foreign investment enterprises established in a Special Economic Zone or Coastal Open Economic Zone, where the subsidiaries of the Company are located, and which are engaged in production-oriented activities, the national tax rate could be reduced to 15% and 24% respectively. The Company's subsidiaries incorporated in China are subject to China income taxes at the applicable tax rates on the taxable income as reported in their Chinese statutory accounts in accordance with the relevant income tax laws applicable to foreign enterprises. Pursuant to the PRC income tax laws, the subsidiaries are fully exempted from China income tax for two years starting from the first profit-making year, followed by a 50% tax exemption for the next three years.

From January 1, 2008, with the effect of the new PRC Income Tax Law, the standard income tax rate for all companies has been reduced from the rate of 33% to 25%.

Dongguan Kwan Hong Electronics Company Limited ("DKHE") (a subsidiary of the Company) had fully enjoyed the tax holiday and concessions by December 31, 2004. The applicable tax rate of DKHE for the calendar years ended December 31, 2010, 2011 and 2012 and three months period ended March 31, 2013 is 25%.

In September 2007, Jetcrown Industrial (Dongguan) Limited ("JIDL") (a subsidiary of the Company) had revised its first and second tax exemption year from the calendar years ended December 31, 2004 and 2005 respectively, to the calendar years ended December 31, 2002 and 2003 respectively. The revision was upon a tax reassessment by the PRC tax authorities during the year ended March 31, 2007 regarding the commencement year of exemption and inter-company sales pricing issues. The tax rate applicable for JIDL for calendar years 2002 to 2006 was 24%. JIDL was entitled to a full tax exemption for each of the calendar years ended December 31, 2002 and 2003 and a 50% exemption for each of the calendar years ended December 31, 2004, 2005 and 2006. An aggregate amount of $450 additional income tax provision, which comprised approximately $154, $92, $166 and $38 for taxable calendar years 2004, 2005 and 2006 and the quarter ended March 31, 2007 respectively had been charged to the consolidation income statement for the year ended March 31, 2007. The assessment and payment for income taxes for calendar years 2004 and 2005 were settled and concluded in September 2007 at the amount as provided. The assessment and payment for calendar year 2006 were settled at $101 in January 2008. However, there can be no assurance that the PRC tax authorities will not, in the future, further challenge (i) the reported revenue of JIDL for periods starting from the calendar year ended 31 December 2006; and (ii) revenues reported by JIDL for value-added tax filing purpose. There can also be no assurance that similar reassessments will not be extended to other PRC subsidiaries of the Company. The above reassessments, if conducted in the future, may cause an adverse impact to the net operating results of the Company.

For the calendar years ended December 31, 2010, 2011 and 2012 and three months period ended March 31, 2013, the tax rate for JIDL is 25%.

Under applicable PRC tax laws and regulations, arrangements and transactions among related parties may be subject to audit or scrutiny by the PRC tax authorities within ten years after the taxable year when the arrangements or transactions are conducted. The Company is subject to the applicable transfer pricing rules in PRC in connection to the transactions between its subsidiaries located inside and outside PRC. In accordance to Guo Shui Fa [2009] No.2 "Implementation Regulations of Special Tax Adjustments (Provisional)"("Guo Shui Fa [2009] No.2"), which took effect beginning in calendar year 2008 and set out the regulations in relation to transfer pricing, contemporaneous documentation, disclosure and compliance of intercompany transactions, the Company and external consultants have prepared transfer pricing contemporaneous documentations (the "Contemporaneous Documentations") of DKHE and JIDL for the calendar year ended December 31, 2008, 2009 and 2010.

In accordance with Guo Shui Fa [2009] No.2, the PRC tax authorities have the right to deem the Company for a tax amount based on the Contemporaneous Documentations or a basis that they considered reasonable.

The amount of current tax liability at March 31, 2013 includes the estimated deemed profit tax imposed on the Company by the PRC tax authorities for the calendar year 2012 and the three months ended March 31, 2013. The amounts have been estimated based on the Contemporaneous Documentations.

The Company has adopted the provisions of ASC 740 on April 1, 2007. The evaluation of a tax position in accordance with ASC 740 begins with a determination as to whether it is more-likely-than-not that a tax position will be sustained upon examination based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is then measured at the largest amount of benefit that if greater than 50 percent likely of being realized upon ultimate settlement for recognition in the financial statements. There is no material impact on the adoption of ASC 740. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2013, there is no interest and penalties related to uncertain tax positions.

The provision for income taxes consists of the following:

	Year ended March 31,
	2011	2012	2013
Current tax
- China	$596	$307	$150
Deferred tax	(214)	175	178
	$382	$482	$328

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in China to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2011	2012	2013
Provision for income taxes at statutory tax rate in China	$(1,933)	$(244)	$(416)
Effect of different tax rate in various jurisdictions	(1)	-	-
Effect of income for which no income tax is chargeable	(295)	(567)	(21)
Effect of expense for which no income tax is deductible	1,629	1,271	936
Net change in valuation allowances	700	(125)	(171)
Under provision of income tax in previous years	282	147	-
Effective tax	$382	$482	$328

The net deferred income tax consists of the following:

	March 31,
	2012	2013
Deferred income tax assets	$187	$192
Deferred income tax liabilities	(421)	(606)
Net deferred income tax liabilities	$(234)	$(414)

The components of net deferred income tax are as follows:

	March 31,
	2012	2013
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$265	$116
Provision of employee benefits	350	347
Depreciation and amortization	56	77
Impairment of property, plant and equipment	897	811
Revenue recognized for financial reporting purpose before being recognized for tax purpose	(1,188)	(1,189)
Others	(39)	(20)
Less: Valuation allowances	(575)	(556)
Net deferred income tax liabilities	$(234)	$(414)

A significant portion of the deferred income tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years. Tax losses of non-PRC entities can be carried forward indefinitely. As at March 31, 2013, the unused tax losses, amounted to $217, $179 and $69, will be expired in calendar years ending 2015, 2016 and 2017, respectively.

Under the PRC Income Tax Law and the implementation rules, profits of the PRC entities earned on or after January 1, 2008 and distributed by the PRC entities to the Company are subject to a withholding tax at a rate of 10%, unless the Company will be deemed as a resident enterprise for tax purposes. Since the Company intends to reinvest the earnings of the PRC entities in operations in China, the PRC entities do not intend to declare dividends to their immediate non-PRC established holding companies in the foreseeable future. Accordingly, no deferred taxation on undistributed earnings of the PRC entities has been recognized as of March 31, 2013.